Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	$ 22,057	$ 23,101	$ 16,397
Cost of revenues	5,058	5,129	3,589
Gross profit	16,999	17,972	12,808
Research and development expenses, net	5,823	7,876	6,156
Selling and marketing expenses	11,283	13,269	8,345
General and administrative expenses	4,722	5,303	3,421
Total operating expenses	21,828	26,448	17,922
Operating loss	4,829	8,476	5,114
Finance expense, net	319	1,430	1,156
Loss before income taxes	5,148	9,906	6,270
Income taxes	237	422	209
Net loss and total comprehensive loss	$ 5,385	$ 10,328	$ 6,479
Basic and diluted net loss per share	$ (0.24)	$ (0.50)	$ (0.39)